Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information

3. Segment Information

Following the completion of the Combination, we reassessed our reportable segments due to changes in our organizational structure and how our CODM makes key operating decisions, allocates resources and assesses the performance of our business. The CODM is determined to be the executive management team, comprising the Group Chief Executive Officer and Group Chief Financial Officer. The CODM is responsible for assessing performance, allocating resources and making strategic decisions.

During the year ended December 31, 2024, we identified three operating segments, which are also our reportable segments:

i.	North America, which includes operations in the U.S., Canada and Mexico.
ii.	Europe, the Middle East and Africa (“MEA”), and Asia-Pacific (“APAC”).
iii.	Latin America (“LATAM”), which includes operations in Central America and Caribbean, Argentina, Brazil, Chile, Colombia, Ecuador and Peru.

These changes reflect how we manage our business effective during the third quarter of 2024, following the completion of the Combination. Our operating segments are consistent with our internal management structure and no operating segments have been aggregated for disclosure purposes. Prior period comparatives have been recast to reflect the change in segments.

In the identification of the operating and reportable segments, we considered the level of integration of our different businesses as well as our objective to develop long-term customer relationships by providing customers with differentiated packaging solutions that enhance the customer’s prospects of success in their end markets.

The North America, Europe, MEA and APAC and LATAM segments are each highly integrated within the segment and there are many interdependencies within these operations. They each include a system of mills and plants that primarily produce a number of grades of containerboard that is converted into corrugated containers within each segment, or is sold to third parties.

3. Segment Information (Continued)

In addition, the North America segment also produces paperboard, kraft paper and market pulp; other paper-based packaging, such as folding cartons, inserts, labels and displays and also engages in the assembly of displays as well as the distribution of packaging products.

The Europe, MEA and APAC segment also produces other types of paper, such as solidboard, graphic board, sack kraft paper and machine glazed paper (together known as kraft paper) and graphic paper; and other paper-based packaging, such as honeycomb, solidboard packaging, folding cartons, inserts and labels; and bag-in-box packaging (the latter with operations located in Europe, Argentina, Canada, Mexico and the U.S., but managed under the Europe, MEA and APAC segment).

The LATAM segment also comprises forestry; other types of paper, such as paperboard and kraft paper; and paper-based packaging, such as folding cartons and paper sacks.

Inter-segment transfers or transactions are entered into under normal commercial terms and conditions on an arm’s length basis.

The accounting policies of the reportable segments are the same as those described in “Note 1. Description of Business and Summary of Significant Accounting Policies.”

We operate in 40 countries worldwide. The table below reflects financial data of our foreign operations for each of the past three fiscal years:

	Years ended December 31,
	2024	2023	2022
Net sales (unaffiliated customers)
Ireland (country of domicile)	$172	$128	$124
U.S.	7,311	303	373
Mexico	1,960	1,343	1,365
Germany	1,711	1,694	1,960
France	1,427	1,492	1,603
Other Americas	2,330	1,322	1,388
Other Europe, MEA and APAC	6,198	5,811	6,696
Total	$21,109	$12,093	$13,509

Our net sales are derived almost entirely from the sale of goods and are disclosed based on the location of production.

No one customer represents greater than 10% of our net sales.

	December 31,
	2024	2023
Long-lived assets(1)
Ireland (country of domicile)	$62	$44
U.S.	14,841	217
Mexico	1,686	625
Germany	683	633
France	638	624
Other Americas	2,327	889
Other Europe, MEA and APAC	3,424	3,133
Total	$23,661	$6,165
(1)	Long-lived assets include “Operating lease right-of-use assets” and “Property, plant and equipment, net” and are disclosed based on their location.

3. Segment Information (Continued)

Segment profitability is measured based on Adjusted EBITDA, defined as income before income taxes, unallocated corporate costs, depreciation, depletion and amortization, interest expense, net, pension and other postretirement non-service expense, net, share-based compensation expense, other (expense) income, net, impairment of goodwill and other assets, amortization of fair value step up on inventory, transaction and integration-related expenses associated with the Combination and other specific items that management believes are not indicative of the ongoing operating results of the business.

The CODM uses Adjusted EBITDA for each segment predominantly: to forecast and assess the performance of the segments, individually and comparatively; to set pricing strategies for the segments; and to make decisions about the allocation of operating and capital resources to each segment strategically, in the annual budget and in the quarterly forecasting process. The CODM considers budget, or forecast, -to-actual variances on a quarterly and annual basis for segment Adjusted EBITDA to inform these decisions.

The following tables show selected financial data for our segments.

		Europe, MEA
Year ended December 31, 2024	North America	and APAC	LATAM	Total

Net sales (unaffiliated customers)	$9,901	$9,556	$1,652	$21,109
Add net sales (intersegment)	191	21	59	271
Net sales (aggregate)	$10,092	$9,577	$1,711	$21,380

Less segment expenses:
Segment cost of goods sold	$(7,450)	$(6,948)	$(1,192)	$(15,590)
Segment selling, general and administration expenses	(1,032)	(1,100)	(141)	(2,273)
	$(8,482)	$(8,048)	$(1,333)	$(17,863)
Segment Adjusted EBITDA	$1,610	$1,529	$378	$3,517
Unallocated corporate costs				(131)
Depreciation, depletion and amortization				(1,464)
Transaction and integration-related expenses associated with the Combination				(395)
Amortization of fair value step up on inventory				(224)
Interest expense, net				(398)
Pension and other postretirement non-service expense, net				(24)
Share-based compensation expense				(206)
Other expense, net				(25)
Other adjustments				(90)
Income before income taxes				$560

Significant segment expenses are segment cost of sales and segment selling, general and administrative expenses. Segment cost of sales primarily include raw materials, direct labor and plant overhead costs. Segment selling, general and administrative expenses primarily include compensation and benefits, external professional fees and other operating costs. Both segment cost of sales and segment selling, general and administrative expenses exclude certain adjustments that management believes are not indicative of the operating results of the business.

Other adjustments in the table above include restructuring costs of $56 million, a non-recurring, non-cash currency translation adjustment in Argentina of $42 million and losses at closed facilities of $10 million partially offset by a reimbursement of a fine from the Italian Competition Authority of $18 million.

3. Segment Information (Continued)

		Europe, MEA
Year ended December 31, 2023	North America	and APAC	LATAM	Total

Net sales (unaffiliated customers)	$1,623	$9,184	$1,286	$12,093
Add net sales (intersegment)	1	9	58	68
Net sales (aggregate)	$1,624	$9,193	$1,344	$12,161

Less segment expenses:
Segment cost of goods sold	$(1,165)	$(6,498)	$(939)	$(8,602)
Segment selling, general and administration expenses	(178)	(1,011)	(131)	(1,320)
	$(1,343)	$(7,509)	$(1,070)	$(9,922)
Segment Adjusted EBITDA	$281	$1,684	$274	$2,239
Unallocated corporate costs				(111)
Depreciation, depletion and amortization				(580)
Transaction and integration-related expenses associated with the Combination				(78)
Interest expense, net				(139)
Pension and other postretirement non-service expense, net				(49)
Share-based compensation expense				(66)
Other expense, net				(46)
Other adjustments				(32)
Income before income taxes				$1,138

Significant segment expenses are segment cost of sales and segment selling, general and administrative expenses. Segment cost of sales primarily include raw materials, direct labor and plant overhead costs. Segment selling, general and administrative expenses primarily include compensation and benefits, external professional fees and other operating costs. Both segment cost of sales and segment selling, general and administrative expenses exclude certain adjustments that management believes are not indicative of the operating results of the business.

Other adjustments in the table above includes restructuring costs of $32 million.

		Europe, MEA
Year ended December 31, 2022	North America	and APAC	LATAM	Total

Net sales (unaffiliated customers)	$1,719	$10,432	$1,358	$13,509
Add net sales (intersegment)	1	19	39	59
Net sales (aggregate)	$1,720	$10,451	$1,397	$13,568

Less segment expenses:
Segment cost of goods sold	$(1,263)	$(7,533)	$(996)	$(9,792)
Segment selling, general and administration expenses	(176)	(998)	(121)	(1,295)
	$(1,439)	$(8,531)	$(1,117)	$(11,087)
Segment Adjusted EBITDA	$281	$1,920	$280	$2,481
Unallocated corporate costs				(91)
Depreciation, depletion and amortization				(564)
Goodwill impairment				(12)
Impairment of other assets				(159)
Interest expense, net				(139)
Pension and other postretirement non-service expense, net				(8)
Share-based compensation expense				(68)
Other income, net				15
Other adjustments				(29)
Income before income taxes				$1,426

3. Segment Information (Continued)

Significant segment expenses are segment cost of sales and segment selling, general and administrative expenses. Segment cost of sales primarily include raw materials, direct labor and plant overhead costs. Segment selling, general and administrative expenses primarily include compensation and benefits, external professional fees and other operating costs. Both segment cost of sales and segment selling, general and administrative expenses exclude certain adjustments that management believes are not indicative of the operating results of the business.

Impairment of other assets in the table above is made up of the impairment of Russian operations of $159 million, included in the Europe, MEA and APAC segment. See “Note 20. Disposal of Russian Operations” for additional information on the impairment of the Russian operations.

Other adjustments in the table above include restructuring costs of $29 million.

	Years ended December 31,
	2024	2023	2022
Capital expenditures:
North America	$723	$135	$124
Europe, MEA and APAC	503	594	600
LATAM	216	194	202
Total per reportable segments	$1,442	$923	$926
Corporate	24	6	4
Total capital expenditure	$1,466	$929	$930

	Years ended December 31,
	2024	2023	2022
Other significant non-cash charges: (1)
Goodwill impairment
LATAM	$—	$—	$(12)
Total goodwill impairment	$—	$—	$(12)
(1)	Refer to Note 9. Goodwill for more details.

Total assets by segment were:

	December 31,
	2024	2023
Assets:
North America	$29,078	$1,607
Europe, MEA and APAC	10,723	9,521
LATAM	3,180	1,795
Total per reportable segments	$42,981	$12,923
Corporate(1)	778	1,128
Total assets	$43,759	$14,051
(1)	Corporate assets are composed primarily of Pension assets, Property, plant and equipment, net, Deferred tax assets, Recoverable or refundable income taxes and Cash and cash equivalents.